Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Loss Per Share
18.	LOSS PER SHARE
Basic and diluted loss per share for each of the years presented are calculated as follows:

	For the year ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Numerator:
Net loss attributable to Kingsoft Cloud Holdings Limited	(1,111,199)	(962,259)	(1,588,712)	(249,303)
Accretion to redemption value of redeemable convertible preferred shares	(49,725)	(19,768)	—	—

Net loss attributable to ordinary shareholders - basic and diluted	(1,160,924)	(982,027)	(1,588,712)	(249,303)

Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	889,521,200	2,400,874,197	3,441,729,444	3,441,729,444

Basic and diluted loss per share	(1.31)	(0.41)	(0.46)	(0.07)

For the periods presented herein, the computation of basic loss per share using the two-class
method is not applicable as the Group is in a net loss position and the participating securities do not have contractual rights and obligations to share in the losses of the Group. The effects of all outstanding Preferred Shares, options, and awarded shares were excluded from the computation of diluted loss per share for the periods presented as their effects would be anti-dilutive.